Cover	Sep. 24, 2024
Entity Addresses [Line Items]
Document Type	8-K12B
Amendment Flag	false
Document Period End Date	Sep. 24, 2024
Current Fiscal Year End Date	--09-27
Entity File Number	001-33260
Entity Registrant Name	TE CONNECTIVITY PLC
Entity Central Index Key	0001385157
Entity Tax Identification Number	98-1779916
Entity Incorporation, State or Country Code	L2
Entity Address, Address Line One	Parkmore Business Park West
Entity Address, Address Line Two	Parkmore,
Entity Address, City or Town	Galway
Entity Address, Country	IE
Entity Address, Postal Zip Code	H91VN2T
City Area Code	+353
Local Phone Number	91378040
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	TE Connectivity Ltd.
Common Stock [Member]
Entity Addresses [Line Items]
Title of 12(b) Security	Ordinary Shares, par value $0.01 per share
Trading Symbol	TEL
Security Exchange Name	NYSE
0.00% Senior Notes due 2025 [Member]
Entity Addresses [Line Items]
Title of 12(b) Security	0.00% Senior Notes due 2025
Trading Symbol	TEL 25
Security Exchange Name	NYSE
0.00% Senior Notes due 2029 [Member]
Entity Addresses [Line Items]
Title of 12(b) Security	0.00% Senior Notes due 2029
Trading Symbol	TEL 29
Security Exchange Name	NYSE
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Mühlenstrasse 26
Entity Address, City or Town	Schaffhausen
Entity Address, Postal Zip Code	CH-8200